UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21824
Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)
800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr., Treasurer
800 Nicollet Mall, BC-MN-H05O
Minneapolis, MN 55402
(Name and address of agent for service)
(800) 677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2009

2009 Semiannual Report
Mount Vernon Securities Lending Trust
Prime
Portfolio

NOT FDIC INSURED        NO BANK GUARANTEE        MAY LOSE VALUE
Mount Vernon Securities Lending Trust     2009 Semiannual Report

Holdings Summary
Portfolio Allocation as of June 30, 2009 1 (% of net assets)

Repurchase Agreements	25.2%
Commercial Paper	21.8
Certificates of Deposit	16.5
Floating Rate Corporate Notes	15.0
U.S. Government & Agency Securities	11.5
Money Market Funds	7.3
Master Note	1.8
Other Assets and Liabilities, Net [2]	0.9

100.0%

[1]	Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the portfolio’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as portfolio expenses incurred but not yet paid.
Expense Example
As a shareholder of Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the portfolio at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.
Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Prime Portfolio

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (1/01/2009 to
	Value (1/01/2009)	Value (6/30/2009)	6/30/2009)
Actual [4]	$1,000.00	$1,004.20	$0.10

Hypothetical (5% return before expenses)	$1,000.00	$1,024.70	$0.10

[3]	Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by the number of days in the period/365 (to reflect the one-half year period).

[4]	Based on the actual return for the six-month period ended June 30, 2009 of 0.42%.
Mount Vernon Securities Lending Trust     2009 Semiannual Report          1

Schedule of Investments June 30, 2009 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	FAIR VALUE

Commercial Paper — 21.8%
Asset-Backed — 8.4%
Atlantic Asset Securitization
0.270%, 07/08/2009	$35,000	$34,998
0.370%, 08/12/2009	40,000	39,983
Barton Capital
0.250%, 07/06/2009	25,000	24,999
0.240%, 07/13/2009	50,000	49,996
Bryant Park Funding
0.300%, 07/20/2009	37,500	37,494
Fairway Finance
0.500%, 07/06/2009	25,000	24,998
0.250%, 07/13/2009	50,000	49,996
Sheffield Receivables
0.280%, 07/29/2009	55,000	54,988
Starbird Funding
0.751%, 07/20/2009	75,000	74,970
Straight-A Funding
0.270%, 07/13/2009	25,018	25,016
Thames Asset Global Securitization
0.280%, 07/20/2009	56,738	56,730

		474,168

Non Asset-Backed — 13.4%
Abbey National
0.250%, 07/08/2009	50,000	49,998
BNP Paribas Finance
0.230%, 07/06/2009	40,000	39,999
Calyon NA
0.230%, 07/10/2009	100,000	99,994
Danske Bank
1.413%, 07/17/2009 ■ ∆	100,000	100,000
JP Morgan Chase
0.250%, 07/02/2009	100,000	99,999
KBC Financial Products
0.625%, 07/01/2009	50,000	49,995
0.560%, 07/08/2009 ■	50,000	50,000
Nodea NA
0.220%, 07/07/2009	100,000	99,996
Royal Bank of Scotland
0.781%, 07/13/2009	64,500	64,483
Toronto Dominion Holdings
0.220%, 07/21/2009	45,000	44,995
UBS Finance
0.425%, 08/31/2009	40,000	39,971
0.671%, 09/16/2009	20,450	20,421

		759,851

Total Commercial Paper (Cost $1,234,019)		1,234,019

Certificates of Deposit — 16.5%

Abbey National Treasury Services ∆
1.270%, 08/13/2009	50,000	50,000
Barclays Bank NY ∆
0.920%, 07/01/2009	50,000	50,000
0.918%, 07/06/2009	50,000	50,000
BNP Paribas NY
0.890%, 07/01/2009 ∆	100,000	100,000
Commonwealth Bank of Australia
0.450%, 08/05/2009	50,000	50,000
Deutsche Bank NY
0.839%, 07/21/2009 ∆	100,000	100,000
Lloyds Bank NY
0.790%, 08/17/2009	11,500	11,503
0.575%, 09/04/2009	75,000	75,000
1.450%, 10/21/2009	15,000	15,000
Natixis NY
0.360%, 07/31/2009 ∆	50,000	50,000
Royal Bank of Canada NY
1.508%, 07/01/2009 ∆	90,000	90,000
Svenska Handelsbanken NY
0.350%, 09/17/2009	54,000	54,001
UBS Stamford
0.966%, 08/05/2009 ∆	40,000	40,000
Wells Fargo Bank NA
0.840%, 07/01/2009 ∆	125,000	125,000
Westpac Bank NY
1.085%, 08/20/2009 ∆	75,000	75,000
Total Certificates of Deposit

(Cost $935,504)		935,504

Floating Rate Corporate Notes ∆ — 15.0%

Bank of Nova Scotia
1.419%, 07/09/2009 ■	50,000	50,000
BP Capital Markets
0.768%, 09/09/2009	50,000	50,000
Commonwealth Bank of Australia
1.266%, 08/03/2009 ■	50,000	50,000
Hartford Life Global Funding
0.690%, 07/01/2009 ¥	75,000	75,000
HSBC
1.559%, 07/14/2009	50,000	50,000
ING Bank
0.874%, 07/24/2009 ■	100,000	100,000
National Australia Bank ■
0.859%, 09/08/2009	50,000	50,000
0.859%, 09/08/2009	75,000	75,000
Nordea Bank
1.449%, 07/24/2009 ■	50,000	50,010
PRICOA Global Funding
0.978%, 09/25/2009 ■ ¥	75,000	75,000
Svenska Handelsbanken
1.396%, 07/06/2009 ■	46,000	46,000
Toyota Motor Credit
0.670%, 07/01/2009	50,000	50,000
0.670%, 07/01/2009	50,000	50,000
Westpac Banking
0.886%, 10/04/2009 ■	75,000	75,000

Total Floating Rate Corporate Notes

(Cost $846,010)		846,010

U.S. Government & Agency Securities ∆ — 11.5%

Federal Agricultural Mortgage Corporation
0.665%, 07/01/2009	67,000	67,000
0.640%, 07/01/2009	25,000	25,000
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2009 Semiannual Report          2

Schedule of Investments June 30, 2009 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	PAR	FAIR VALUE

Federal Home Loan Bank
0.710%, 07/01/2009	$100,000	$100,000
0.650%, 07/01/2009	207,200	207,332
0.580%, 07/01/2009	200,000	200,000
0.370%, 07/01/2009	50,000	50,000

Total U.S. Government & Agency Securities

(Cost $649,332)		649,332

Master Note — 1.8%

Bank of America
0.540%, 07/01/2009 ∆ (Cost $100,000)	100,000	100,000

Repurchase Agreements — 25.2%

Credit Suisse
0.100%, dated 06/30/2009, matures 07/01/2009, repurchase price $76,231 (collateralized by various securities: total value $77,757)	76,230	76,230

Deutsche Bank
0.090%, dated 06/30/2009, matures 07/01/2009, repurchase price $250,001 (collateralized by various securities: total value $255,000)	250,000	250,000

Goldman Sachs
0.050%, dated 06/30/2009, matures 07/01/2009, repurchase price $300,000 (collateralized by various securities: total value $306,000)	300,000	300,000

ING Bank
0.100%, dated 06/30/2009, matures 07/01/2009, repurchase price $700,002 (collateralized by various securities: total value $714,002)	700,000	700,000

Morgan Stanley
0.020%, dated 06/30/2009, matures 07/01/2009, repurchase price $100,000 (collateralized by various securities: total value $102,000)	100,000	100,000

Total Repurchase Agreements (Cost $1,426,230)		1,426,230

Money Market Funds — 7.3%

	SHARES
DWS Institutional Fund	108,704,289	108,704
Goldman Sachs Prime Obligations Fund	101,059,086	101,059
HSBC Investor Prime Money Market Fund	99,659,456	99,659
JP Morgan Prime Money Market Fund	105,013,901	105,014

Total Money Market Funds (Cost $414,436)		414,436

Other Investment — 0.0%
Support Agreement with Affiliate ª • (Cost $0)		—

Total Investments ▲ — 99.1% (Cost $5,605,531)		5,605,531

Other Assets and Liabilities, Net — 0.9%		50,062

Total Net Assets — 100.0%		$5,655,593

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of June 30, 2009, the value of these investments was $721,010 or 12.7% of total net assets.

∆	Variable Rate Security — The rate shown is the rate in effect as of June 30, 2009. The date shown is the next reset date.

¥	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of June 30, 2009, the value of these investments was $150,000 or 2.6% of total net assets.

ª	An affiliate of the portfolio’s investment advisor has entered into a support agreement with the portfolio. See note 9 in Notes to Financial Statements.

•	Non-income producing.

▲	On June 30, 2009, the cost of investments for federal income tax purposes was approximately $5,605,531. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—

Net unrealized appreciation	$—

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2009 Semiannual Report          3

Statement of Assets and Liabilities June 30, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Prime
Portfolio

Investments in securities, at cost	$4,179,301
Repurchase agreements, at cost	1,426,230
Support agreement, at cost (note 9)	—

ASSETS:
Investments in securities (note 2)	$4,179,301
Repurchase agreements (note 2)	1,426,230
Support agreement (note 9)	—
Cash	120
Receivable for dividends and interest	4,012
Receivable for investment securities sold (note 8)	48,332
Receivable from advisor	2

Total assets	5,657,997

LIABILITIES:
Dividends payable	2,311
Payable to affiliates (note 3)	93

Total liabilities	2,404

Net assets	$5,655,593

COMPOSITION OF NET ASSETS:
Portfolio capital	5,662,635
Accumulated net realized loss on investments (note 2)	(7,042)

Net assets	$5,655,593

Shares issued and outstanding ($0.01 par value — unlimited shares authorized)	5,662,635
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2009 Semiannual Report          4

Statement of Operations For the six-month period ended June 30, 2009 (unaudited), all dollars are rounded to thousands (000)

Prime
Portfolio

INVESTMENT INCOME:
Interest income	$20,675

Total investment income	20,675

EXPENSES (note 3):
Administration fees	481

Total expenses	481

Investment income — net	20,194

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized loss on investments	(2,078)
Reimbursement from affiliate (note 7)	35,000
Net change in unrealized appreciation or depreciation of investments and support agreement (note 9)	(33,202)
Net change in valuation of receivable for investment securities sold (note 8)	1,154

Net gain on investments	874

Net increase in net assets resulting from operations	$21,068

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust     2009 Semiannual Report          5

Statements of Changes in Net Assets all dollars are rounded to thousands (000)

		Prime
		Portfolio
	Six-Month
	Period Ended
	6/30/2009	Year Ended
	(unaudited)	12/31/2008

OPERATIONS:
Investment income — net	$20,194	$343,007
Net realized loss on investments	(2,078)	(41,089)
Reimbursement from affiliate (note 7)	35,000	—
Net change in unrealized appreciation or depreciation of investments and support agreement (note 9)	(33,202)	33,202
Net change on valuation of receivable (note 8)	1,154	—

Net increase in net assets resulting from operations	21,068	335,120

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income — net	(20,201)	(343,007)

Total distributions	(20,201)	(343,007)

CAPITAL SHARE TRANSACTIONS (note 4):
Proceeds from sales	7,765,106	42,198,273
In-kind transfer from Mount Vernon Short-Term Bond Portfolio liquidation (note 1)	—	2,619,344
Payments for redemptions	(6,925,328)	(51,080,073)

Increase (decrease) in net assets from capital share transactions	839,778	(6,262,456)

Total increase (decrease) in net assets	840,645	(6,270,343)
Net assets at beginning of period	4,814,948	11,085,291

Net assets at end of period	$5,655,593	$4,814,948

The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust      2009 Semiannual Report           6

Financial Highlights For a share outstanding throughout the indicated periods

				Prime
				Portfolio
	Six-Month			Nine-Month
	Period Ended			Fiscal
	6/30/2009	Year Ended	Year Ended	Period Ended
	(unaudited)[1]	12/31/2008	12/31/2007	12/31/2006[2]

PER-SHARE DATA:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	—	0.03	0.05	0.04
Distributions from net investment income	—	(0.03)	(0.05)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

RATIOS / SUPPLEMENTAL DATA:
Total return	0.42%[3,4]	2.90%[3]	5.47%[4]	4.06%
Net assets at end of period (000)	$5,655,593	$4,814,948	$11,085,291	$5,766,803
Ratio of expenses to average net assets[5]	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets	0.84%	2.91%	5.35%	5.30%

[1]	All ratios for the period have been annualized, except total return.

[2]	Portfolio commenced operations on April 1, 2006. All ratios have been annualized, except total return.

[3]	Total return would have been lower without the support agreement (note 9).

[4]	The impact on total return due to a reimbursement from affiliate was less than 0.01%.

[5]	Expense ratio is based on total expenses of the portfolio before indirect payments received from or paid to the custodian (if any).
The accompanying notes are an integral part of the financial statements.
Mount Vernon Securities Lending Trust      2009 Semiannual Report           7

Notes to Financial Statements (unaudited as to June 30, 2009), all dollars and shares are rounded to thousands (000)
1 > Organization
The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. The trust has established a series of shares of beneficial interest representing interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006. Another series of the trust, Mount Vernon Securities Lending Short-Term Bond Portfolio (“Short-Term Bond Portfolio”), was liquidated on June 24, 2008, at which time $2,619,344 of securities were contributed in-kind to the portfolio at amortized cost in exchange for shares of the portfolio, which were distributed to Short-Term Bond Portfolio shareholders.
The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.
2 > Summary of Significant Accounting Policies
The significant accounting policies followed by the portfolio are as follows:
SECURITY VALUATIONS – Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees (the “trustees”). Investments in money market mutual funds are valued at their respective net asset values on the valuation date. Investments which are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. As of June 30, 2009, the only management appraised fair valued investment held by the portfolio was the support agreement (see note 9) with a total value of $0 or 0.0% of total net assets. The portfolio also fair valued the receivable for investment securities sold at $48,332 as of June 30, 2009 (see note 8). If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will then determine what action, if any, to take. During the six-month period ended June 30, 2009, the difference between aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeded 0.25%. As a result, an affiliate of the portfolio’s investment advisor entered into an agreement with the portfolio designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which portfolio shares are purchased and redeemed to remain at $1.00 per share. See note 9 for additional information.
The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”) and FASB Staff Position (“FSP”) 157-4. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Mount Vernon Securities Lending Trust      2009 Semiannual Report           8

Notes to Financial Statements (unaudited as to June 30, 2009), all dollars and shares are rounded to thousands (000)
Level 3 — Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities (or other investments) included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.
The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments). Industry implementation has just begun and it may be some time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.
As of June 30, 2009, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total

Repurchase Agreements	$—	$1,426,230	$—	$1,426,230
Commercial Paper	—	1,234,019	—	1,234,019
Certificates of Deposit	—	935,504	—	935,504
Floating Rate Corporate Notes	—	846,010	—	846,010
U.S. Government & Agency Securities	—	649,332	—	649,332
Money Market Funds	414,436	—	—	414,436
Master Note		100,000	—	100,000

Total Fair Value	$414,436	$5,191,095	$—	$5,605,531

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments

Balance as of December 31, 2008	$36,702
Accrued discounts (premiums)	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation [1]	(36,702)
Net purchases (sales)	—
Transfers in (out) of Level 3	—

Balance as of June 30, 2009	$—

[1]	These unrealized losses are reflected in the accompanying Statement of Operations, and relate to an investment held by the portfolio at June 30, 2009.
ILLIQUID OR RESTRICTED SECURITIES — A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of June 30, 2009, the portfolio held investments in illiquid securities and other receivables (see note 8) with a total value of $150,000 and $48,332, or 2.6% and 0.9% respectively, of total net assets.
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees. As of June 30, 2009, the portfolio held no restricted securities.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — The portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS — Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.
FEDERAL TAXES — The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of June 30, 2009, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period in which the differences arise.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend
Mount Vernon Securities Lending Trust      2009 Semiannual Report           9

Notes to Financial Statements (unaudited as to June 30, 2009), all dollars and shares are rounded to thousands (000)
distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.
The distributions paid during the six-month period ended June 30, 2009 (estimated) and the fiscal year ended December 31, 2008, were as follows:

	Six-Month Period	Fiscal Year
	Ended	Ended
	6/30/09	12/31/08

Ordinary income	$20,201	$365,938

Total distributions	$20,201	$365,938

As of December 31, 2008, the portfolio’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Amount

Undistributed ordinary income	$4,278
Accumulated capital and post-October losses	(116)
Unrealized appreciation	33,202
Other accumulated losses	(40,995)

Total accumulated deficit	$(3,631)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to the recognition of write-downs as of December 31, 2008.
As of December 31, 2008, the portfolio had a capital loss carry forward of $116 of which, if not offset by subsequent capital gains, $22 will expire in 2015 and $94 will expire in 2016.
REPURCHASE AGREEMENTS — The portfolio may enter into repurchase agreements with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates.
Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed or limited.
INTERFUND LENDING PROGRAM — Pursuant to an exemptive order issued by the Securities and Exchange Commission, the portfolio, along with other registered investment companies advised by FAF Advisors, Inc. (“FAF Advisors”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the six-month period ended June 30, 2009.
USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
EVENTS SUBSEQUENT TO FISCAL YEAR END — Management has evaluated portfolio related events and transactions that occurred subsequent to June 30, 2009, through August 28, 2009, the date of issuance of the portfolio’s financial statements. There were no events of transactions that occurred during this period that materially impacted the amounts or disclosures in the portfolio’s financial statements.
3 > Service Providers and Fees Paid to Affiliates
INVESTMENT ADVISOR — Pursuant to an investment advisory agreement, FAF Advisors manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. FAF Advisors does not charge an investment advisory fee for its investment advisory services to the portfolio.
ADMINISTRATOR — Pursuant to an administration agreement, FAF Advisors provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. FAF Advisors receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses.
CUSTODIAN — Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio.
Mount Vernon Securities Lending Trust      2009 Semiannual Report            10

Notes to Financial Statements (unaudited as to June 30, 2009), all dollars and shares are rounded to thousands (000)
Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).
For the six-month period ended June 30, 2009, the portfolio incurred $0 in interest expense due to overdrafts.
4 > Capital Share Transactions
The trust has an unlimited number of authorized shares of beneficial interest, $0.01 par value. Capital share transactions for the portfolio were as follows:

	Six-Month Period	Fiscal Year
	Ended 6/30/09	Ended 12/31/08

Shares issued	7,765,106	44,817,617
In-kind transfer from Mount Vernon Short-Term Bond Portfolio	—	2,619,344
Shares redeemed	(6,925,328)	(51,080,073)

Net increase (decrease) in capital shares	839,778	(6,262,456)

5 > Investment Security Transactions
During the six-month period ended June 30, 2009, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.
6 > Indemnifications
The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7 > Reimbursement from Affiliate
On March 12, 2009, an affiliate of the portfolio’s advisor purchased Lehman Brothers Holdings notes held in the portfolio. These notes were purchased for $40,086, which equaled the notes’ amortized cost plus accrued interest, in accordance with Rule 17a-9 under the Act. The amount shown in the portfolio’s Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.
8 > Receivable for Investment Securities Sold
The $48,332 receivable for securities sold (the “receivable”) which is disclosed on the Statement of Assets and Liabilities represents the net realizable value, determined through a fair-value estimation, of the remaining proceeds from the portfolio’s redemption at a net asset value of $1.00 per share of 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. The Primary Fund is in the process of liquidating its assets. From redemption date through June 30, 2009 the portfolio received partial redemption proceeds of $501,728. The timing and amount of future payments that the portfolio may receive is uncertain. This receivable is covered under a support agreement between an affiliate of the portfolio’s investment advisor and the portfolio (see note 9).
9 > Support Agreement with Affiliate
An affiliate of the portfolio’s advisor (the “support provider”) entered into a support agreement (the “agreement”) with the portfolio that would prevent any losses realized on the portfolio’s receivable for its Primary Fund redemption proceeds (see note 8) (up to a maximum loss on the receivable of $27,850) from causing the price at which the portfolio purchases and redeems its shares to drop below $1.00 per share. Generally, upon a sale or other ultimate disposition of the receivable, or receipt of payment on the receivable that is less than the face amount of the receivable, the agreement obligates the support provider to make a cash contribution to the portfolio, up to the loss incurred upon the disposition, and subject to the maximum loss noted above, sufficient to restore the portfolio’s market based net asset value per share to a level that would allow the portfolio to purchase and redeem its shares at $1.00 per share. The agreement terminates on October 31, 2009. The portfolio is obligated to sell the receivable prior to the termination date if such a sale would require the support provider to make a payment to the portfolio. The agreement was entered into at no cost to the portfolio, and the support provider is not entitled to obtain any shares or other property from the portfolio in exchange for its payments under the agreement.
The portfolio treats the agreement as an asset of the portfolio in calculating its market based net asset value. The value of the agreement may increase or decrease on any day the portfolio calculates its market based net asset value per share as a result of changes in the fair value of the receivable or other factors. At June 30, 2009, the fair value of the agreement was estimated to be $0.
Mount Vernon Securities Lending Trust      2009 Semiannual Report           11

Notice to Shareholders June 30, 2009 (unaudited)
HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD
A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-3447 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION
The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
APPROVAL OF THE TRUST’S INVESTMENT ADVISORY AGREEMENT
The Board of Trustees of the Portfolio (the “Trustees”), which is composed entirely of independent trustees, oversees the management of the Portfolio and, as required by law, determines annually whether to renew the Portfolio’s advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).
At a meeting on May 5-7, 2009, the Trustees considered information relating to the Portfolio’s investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Trustees received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 16-18, 2009, the Trustees concluded its consideration of and approved the Agreement through June 30, 2010.
In considering the Agreement, the Trustees, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of FAF Advisors’ services to the Portfolio, (2) the investment performance of the Portfolio, (3) the profitability of FAF Advisors related to the Portfolio, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Portfolio grows and whether fee levels are adjusted to enable Portfolio investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Portfolio. In its deliberations, the Trustees did not identify any single factor which alone was responsible for the Trustees’ decision to approve the Agreement.
Before approving the Agreement, the independent trustees met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Trustees concluded that the Agreement is fair and in the best interests of the shareholders of the Portfolio. In reaching its conclusions, the Trustees considered the following:
Nature, Quality, and Extent of Investment Advisory Services
The Trustees examined the nature, quality, and extent of the services provided by FAF Advisors to the Portfolio. The Trustees reviewed FAF Advisors’ key personnel who provide investment management services to the Portfolio as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the Portfolio within the framework of the Portfolio’s investment policies and restrictions, subject to review by the Trustees. The Trustees further considered that FAF Advisors’ duties with respect to the Portfolio include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Portfolio’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Portfolio’s custodian. Finally, the Trustees considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The Trustees also considered compliance reports about FAF Advisors from the Portfolio’s Chief Compliance Officer.
Based on the foregoing, the Trustees concluded that the Portfolio is likely to benefit from the nature, quality, and extent of the services provided by FAF Advisors under the Agreement.
Mount Vernon Securities Lending Trust       2009 Semiannual Report         12

Notice to Shareholders June 30, 2009 (unaudited)
Investment Performance of the Portfolio
The Trustees considered the performance of the Portfolio on a gross-of-expenses basis, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The Trustees considered that the Portfolio performed competitively against its performance universe median for the period since its inception (April 1, 2006) through February 28, 2009, though it slightly underperformed its performance universe median for the one-year period. In light of the Portfolio’s competitive performance, the Trustees concluded that it would be in the interest of the Portfolio and its shareholders to renew the Agreement.
Costs of Services and Profits Realized by FAF Advisors
The Trustees examined FAF Advisors’ costs in serving as the Portfolio’s investment manager, including the costs associated with the personnel and systems necessary to manage the Portfolio. The Trustees also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with the Portfolio. The Trustees examined fee and expense information for the Portfolio as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisors.
The Trustees noted that FAF Advisors does not receive an advisory fee from the Portfolio. Nevertheless, the Trustees considered information provided by an independent data service, so as to compare the Portfolio’s total expense ratio to the median total expense ratio of comparable funds. The Trustees noted that the Portfolio’s total expense ratio is lower than its peer group median total expense ratio. The Trustees concluded that the total expense ratio is reasonable in light of the services provided.
Other Benefits to FAF Advisors
In evaluating the benefits that accrue to FAF Advisors through its relationship with the Portfolio, the Trustees noted that FAF Advisors and certain of its affiliates serve the Portfolio in various capacities, including as investment advisor, administrator, sub-administrator, transfer agent and custodian. The Trustees considered that FAF Advisors receives compensation for the administrative and transfer agency services it provides, but that no other fees are charged to the Portfolio by FAF Advisors or its affiliates. The Trustees considered that each service provided to the Portfolio by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Trustees evaluates periodically as required by law.
The Trustees also considered that FAF Advisors acts as securities lending agent for other funds within the First American Funds complex, and that these funds generally invest collateral received in connection with securities lending transactions in the Portfolio.
After full consideration of these factors, the Trustees concluded that approval of the Agreement was in the interest of the Portfolio and its shareholders.
Mount Vernon Securities Lending Trust       2009 Semiannual Report         13

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable. Registrant’s Code of Ethical Conduct is provided to any person upon request without charge.

(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Mount Vernon Securities Lending Trust

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: August 27, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: August 27, 2009

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: August 27, 2009